AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 5, 2008
                                                     REGISTRATION NO. 333-142420
                                                                   AND 811-21952

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 2

                                       AND

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940
                         POST-EFFECTIVE AMENDMENT No. 10


                                   Registrant
                OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA

                                    Depositor
                       OM FINANCIAL LIFE INSURANCE COMPANY
                  1001 Fleet Street, Baltimore, Maryland 21202
                                 (800) 445-6758

                                Agent for Service
                                    Ken Reitz
                          Old Mutual Financial Network
                      1001 Fleet Street - 6th Floor, Legal
                            Baltimore, Maryland 21202
                           E-mail: ken.reitz@omfn.com


TITLE OF SECURITIES BEING REGISTERED: Individual Variable Annuity Contract

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING
It is proposed that this filing will become effective (check appropriate box)
|X|   immediately upon filing pursuant to paragraph (b) of Rule 485
| |     on __________ pursuant to paragraph (b) of Rule 485
| |     60 days after filing pursuant to paragraph (a)(1) or Rule 485
| |     on _________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Interests in Old Mutual Separate Account VA Beacon Advisor individual flexible premium variable accumulation deferred annuity contracts.

                                 BEACON ADVISOR
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4
PART A

N-4 ITEM                                CAPTION IN PROSPECTUS
--------                                ---------------------

1     Cover Page                        Cover Page

2     Definitions                       Defined Terms

3     Synopsis                          Contract Summary; Charges

4     Condensed Financial Information   N/A


5     General Description of            Allocation Options; Miscellaneous:
      Registrant, Depositor             About Our Company, Voting Rights
      and Portfolio Companies

6     Deductions and Expenses           Charges; Charges Explained;
                                        Miscellaneous: Distribution of Contracts

7     General Description of            Important Contract Provisions;
      Variable Annuity Contracts        Cover Page; Last Page

8     Annuity Period                    Distributions; Important Contract
                                        Provisions; Allocation Options

9     Death Benefit                     Distributions; Important Contract
                                        Provisions

10    Purchases and Contract Value      Cover Page; Important Contract
                                        Provisions; Distributions;
                                        Miscellaneous: Distributions of the
                                        Contracts

11    Redemptions                       Distributions; Important Contract
                                        Provisions

12    Taxes                             Federal Income Tax Matters

13    Legal Proceedings                 Miscellaneous: Legal Proceedings


PART B

14    Table of Contents for             Last Page
Statement of Additional Information

                                        CAPTION IN STATEMENT OF ADDITIONAL
                                        INFORMATION

15    Cover Page                        Cover Page

16    Table of Contents                 Table of Contents

17    General Information and           General Information and History
      History

18    Services                          N/A

19    Purchase of Securities Being      N/A
      Offered

20    Underwriters                      Underwriters

21    Calculation of Performance        N/A
      Data

22    Annuity Payments                  N/A

23    Financial Statements              Financial Statements

                            BEACON ADVISOR PROSPECTUS

Included in Registrant's Form 497, File No. 333-142420, Accession No. 0000870156-07-000159 , filed on November 17, 2007 and incorporated by reference herein, as supplemented by Registrant's Form 497, File No. 333-142420, Accession No. 000870156-07-000008, filed on January 15, 2008 and Form 485(a), Accession
No. 0000870156-07-000012, filed on January 16, 2008.

               BEACON ADVISOR STATEMENT OF ADDITIONAL INFORMATION

Included in Registrant's Form 497, File No. 333-142420, Accession No. 0000870156-07-000159 , filed on November 17, 2007 and incorporated by reference herein, as supplemented by Registrant's Form 497, File No. 333-142420, Accession No. 000870156-07-000008, filed on January 15, 2008 and Form 485(a), Accession
No. 0000870156-07-000012, filed on January 16, 2008.

----------------------------------------- --------------------------------------
SUPPLEMENT DATED MARCH 5, 2008              OM FINANCIAL LIFE INSURANCE COMPANY
TO PROSPECTUS DATED NOVEMBER 7, 2007
for                                                OLD MUTUAL FINANCIAL NETWORK
BEACON ADVISOR                                              SEPARATE ACCOUNT VA
               Flexible Premium Deferred
               Variable Annuity Contract
----------------------------------------- --------------------------------------

This Supplement to the Prospectus is to add Prospectus information concerning a new optional benefit made available under the Beacon Advisor Contract: a Guaranteed Minimum Accumulation Benefit Rider (GMAB Rider), available for an additional charge. This supplement must be preceded or accompanied by a copy of the November 7, 2007 prospectus for the Beacon Advisor contract and any other supplements thereto.

             GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER ("GMAB RIDER")

PROSPECTUS PAGE 4:
The Prospectus "ANNUAL FEES and EXPENSES" chart is amended by adding this additional "OPTIONAL RIDER" information and amending the "TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (ASSUMES EVERY OPTION IS ELECTED AT INCEPTION)" section as follows:

--------------------------------------------------- -------------------   --------------------
ANNUAL FEES AND EXPENSES                            GUARANTEED MAXIMUM          CURRENT
--------------------------------------------------- -------------------   --------------------
    OPTIONAL RIDER:
    GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER                 1.15%                  0.75%

    (CHARGE IS DEDUCTED MONTHLY FROM ASSETS
ALLOCATED TO THE SUBACCOUNTS ON A PRO-RATA BASIS
TO EQUAL THE ANNUAL % SHOWN.)
--------------------------------------------------- -------------------   --------------------
     TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
                                                                          YEARS 1-5   YEARS 6+
     (ASSUMES HIGHEST GUARANTEED CHARGE                                   ---------- ---------
COMBINATION OF OPTIONS IS SELECTED AT INCEPTION,                  1.90%       1.30%      1.25%
SO IN ADDITION TO THE ADMINISTRATIVE EXPENSE
CHARGE, ASSUMES THE ENHANCED GUARANTEED MINIMUM
DEATH BENEFIT AND GUARANTEED MINIMUM ACCUMULATION
BENEFIT BUT NOT THE GUARANTEED MINIMUM WITHDRAWAL
BENEFIT)
--------------------------------------------------- -------------------   ---------- ---------

PROSPECTUS PAGE 5:
The Prospectus "EXAMPLES OF EXPENSES" table Maximum Expenses and footnote are amended as follows:

              -----------------------------------------------------------------------------------
                    THE CONTRACT'S EXPENSES ARE THE SAME WHETHER THE POLICY IS SURRENDERED,
                         ANNUITIZED, OR CONTINUES AT THE END OF THE TIME PERIOD SHOWN
------------- -----------------------------------------------------------------------------------
                    1 YEAR               3 YEARS              5 YEARS             10 YEARS
------------- -------------------- -------------------- -------------------- --------------------
MAXIMUM (1)          $1,636                $4,537              $6,991              $11,498
------------- -------------------- -------------------- -------------------- --------------------
MINIMUM (2)            $296                  $890              $1,490               $2,983
------------- -------------------- -------------------- -------------------- --------------------

(1) MAXIMUM CONTRACT EXPENSE FEES. This example assumes maximum charges of the highest guaranteed charge combination is selected at inception: 1.90% for Total Separate Account Annual Expenses and assumes a $600 guaranteed maximum Contract Fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (8.67%).

(2) MINIMUM CONTRACT EXPENSE FEES. This example assumes only current charges of 0.05% for Total Separate Account Annual Expenses (the Administrative Expense Charge) for the first five Contract Years, $240 current Contract Fee, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.50%).



           RETAIN THIS SUPPLEMENT WITH YOUR BEACON ADVISOR PROSPECTUS.
        IF YOU NO LONGER HAVE YOUR PROSPECTUS, YOU MAY OBTAIN A COPY FROM
          OUR WEBSITE WWW.OMFN.COM OR BY CALLING US AT 1-866-599-2760.

Beacon Advisor prospectus Supplement dated March 5, 2008.           Page 1 of 3

PROSPECTUS PAGE 8:
The Prospectus "CHARGES EXPLAINED" section beginning on page 7 is amended by adding the following information on page 8:

| |     OPTIONAL CHARGES FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT  RIDER

        The optional guaranteed minimum accumulation benefit rider ("GMAB" Rider") and optional guaranteed minimum withdrawal benefit rider cannot be owned at the same time. Only charges applicable to the selected option will apply. We impose a monthly fee to compensate us for the investment and expense risk of the optional GMAB Rider. This fee is deducted only from Separate Account Contract Value allocated to a GMAB Rider. This fee is currently 0.75% annually and is guaranteed to never exceed 1.15%. Any increase to the current charge would only be applied to new allocations of Contract Value to the Rider and would not take effect until our prospectus has been changed by amending our product registration with the Securities and Exchange Commission. Our INVESTMENT RISK arises from our obligation to guarantee a minimum level of growth of Contract Value regardless of the performance of the Contract's investment options. If the investment and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. This Rider can be elected at any time up to the owner's age 75. Once elected, charges for this Rider continue until all GMAB Rider guarantees end; Rider guarantees end at the end of the 10th Contract Year after the last Contract Value allocation to the Rider.

PROSPECTUS PAGE 20:
The Prospectus "OPTIONAL FEATURES" section beginning on page 18 is amended by adding the following additional information at the end of the section on page 20:


o OPTIONAL GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER ("GMAB RIDER"). The optional GMAB Rider guarantees a minimum level of growth of Contract
Value (minus withdrawals) allocated to a GMAB Rider at the end of the 5th and 10th Contract Years after the allocation to the Rider is made. All or part of Contract Value can be allocated to a GMAB Rider. There is an additional charge for the GMAB Rider, described in the CHARGES and CHARGES EXPLAINED sections of this Prospectus. GMAB Rider guarantees are separately measured for each Contract contribution you tell us is subject to the GMAB Rider. GMAB Rider guarantees are based upon Contract Value of the amount allocated to the GMAB Rider on the date of each such allocation is made.

---------------------------- -----------------------------------------------------------------
      GUARANTEE POINT                                GUARANTEED AMOUNT
---------------------------- -----------------------------------------------------------------
End of the 5th Contract      105% of the sum of the Contract Value allocated to the GMAB
Year after a Contract        Rider at the beginning of a Rider guarantee period and
Contribution subject to a    additional investments allocated to the Rider prior to the next
GMAB Rider guarantee.        Contract Anniversary, minus subsequent withdrawals.
---------------------------- -----------------------------------------------------------------
End of the 10th Contract     GREATER OF:
Year after a Contract        1.      120% of the sum of the Contract Value allocated to the
Contribution subject to a        GMAB Rider at the beginning of a Rider guarantee period and
GMAB Rider guarantee.            additional investments allocated to the Rider prior to the next Contract Anniversary, minus subsequent withdrawals, or
                             2.  Highest Contract Value of the Contract Value allocated to the
                                 MAB Rider on any Contract Anniversary during the Rider
                                 guarantee period, minus subsequent withdrawals.
---------------------------- -----------------------------------------------------------------

        o The GMAB Rider and optional guaranteed minimum withdrawal benefit rider cannot be owned at the same time. Only charges applicable to the selected option will apply.
        o       The GMAB Rider may be elected at any time up to the owner's age
                75. The GMAB Rider, and charges for it, continue until (i) all GMAB Rider guarantees end, or (ii) the earlier death of the owner or, in the case of joint owners, of the last owner to die. Once elected, the GMAB Rider cannot be terminated at an earlier date. After a GMAB Rider terminates, you may elect it again at any time until your age 75. IF YOU ARE OF ADVANCED AGE OR OTHERWISE HAVE A SHORTENED LIFE EXPECTANCY, CONSIDER AND DISCUSS WITH YOUR FINANCIAL ADVISOR THE SUITABILITY, IN LIGHT OF THESE AND OTHER FACTORS, OF PURCHASING THE GMAB RIDER OR MAKING ADDITIONAL CONTRACT CONTRIBUTIONS THAT WOULD KEEP THE GMAB RIDER AND CHARGES FOR IT IN EFFECT, IF DOING SO MEANS YOU WILL BE (I) INCURRING RIDER CHARGES DURING A TIME YOU MAY EXPECT TO TAKE WITHDRAWALS OF CONTRACT VALUE, OR (II) PAYING FOR BENEFITS UNLIKELY TO BE REALIZED BEFORE YOUR DEATH OR BEFORE YOU BEGIN REGULAR WITHDRAWALS OR CONTRACT VALUE.



           RETAIN THIS SUPPLEMENT WITH YOUR BEACON ADVISOR PROSPECTUS.
        IF YOU NO LONGER HAVE YOUR PROSPECTUS, YOU MAY OBTAIN A COPY FROM
          OUR WEBSITE WWW.OMFN.COM OR BY CALLING US AT 1-866-599-2760.

Beacon Advisor prospectus Supplement dated March 5, 2008.           Page 2 of 3

        o GMAB Rider guarantees only apply to Contract Value you instruct us to allocate to the GMAB Rider. Without such specific instructions, initial Contract Value or subsequent contributions are not applied to GMAB Rider guarantees. GMAB Rider guarantees end as to each Contract Value allocation to the Rider at the end of the 10th Contract Year after the allocation to the Rider is made.
        o If Contract Value allocated to a GMAB Rider at a Rider guarantee point is less than the Rider guaranteed amount, we will credit that allocation with an amount so that allocation equals the guaranteed amount.
        o Contract Value allocated to a GMAB Rider must be allocated to one or more of these allocation options: one or more of the Old Mutual Moderate Growth, Balanced, or Conservative Asset Allocation Portfolio subaccounts, and/or one or more of the OM Financial Conservative, Moderate Conservative, Moderate or Moderate Aggressive Asset Allocation Models.
        o Withdrawals taken while the GMAB Rider is in effect must be taken pro-rata among all subaccounts. Withdrawals taken from a Contract with multiple GMAB Rider guarantee periods in effect (due to multiple Contract Value allocations to the Rider) are taken on a first-in, first-out (FIFO) basis. WITHDRAWALS PROPORTIONATELY REDUCE GMAB RIDER GUARANTEED AMOUNTS. CAREFULLY CONSIDER THE ADVISABILITY OF TAKING WITHDRAWALS DURING THE FIRST 10 YEARS A GMAB RIDER GUARANTEE PERIOD IS IN EFFECT. DETERMINING SUITABILITY OF WITHDRAWALS TAKEN WHILE A GMAB RIDER IS IN EFFECT SHOULD INCLUDE CONSIDERATION OF ANY CONTINUED COST OF THE GMAB RIDER AND THE IMPACT OF WITHDRAWALS ON REMAINING GMAB RIDER GUARANTEES.

PROSPECTUS, PAGE 20:
The Prospectus "WITHDRAWALS" section "Withdrawal Rules" fourth bullet is deleted in its entirety and replaced with the following:

        o You may select the allocation options from which we make a withdrawal, unless a guaranteed minimum accumulation benefit rider ("GMAB Rider") is in effect. If you do not make a selection, or if a GMAB Rider is in effect, the withdrawal will be allocated to all your allocation options on a pro-rata basis.

PROSPECTUS, PAGE 20:
The Prospectus "WITHDRAWALS" section "Systematic Withdrawal Plan" first sentence is deleted in its entirety and replaced with the following:

        A systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Contract Value from a specified allocation option(s) monthly, quarterly, semi-annually or annually, unless a guaranteed minimum accumulation benefit rider is in effect in which case withdrawals must be pro-rata from all investment option allocations of your Contract.


ALL OTHER CONTRACT PROVISIONS REMAIN AS STATED IN YOUR CONTRACT AND PROSPECTUS, AS PREVIOUSLY AMENDED.



           RETAIN THIS SUPPLEMENT WITH YOUR BEACON ADVISOR PROSPECTUS.
        IF YOU NO LONGER HAVE YOUR PROSPECTUS, YOU MAY OBTAIN A COPY FROM
          OUR WEBSITE WWW.OMFN.COM OR BY CALLING US AT 1-866-599-2760.

Beacon Advisor prospectus Supplement dated March 5, 2008.           Page 3 of 3

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

     FINANCIAL STATEMENTS INCLUDED IN PART B

     THE REGISTRANT

     No financial information to report since the Separate Account became effective only as of July 31, 2006 Financial information will be reported on registrations for the period ended December 31, 2007.

     THE DEPOSITOR

     As of December 31, 2006 and 2005 and each of the years in the three year period ended December 31, 2006.

     (b) EXHIBITS
Exhibit #

1 Resolution of Board of Directors of Fidelity and Guaranty Life Insurance Company establishing Old Mutual Financial Network Separate Account VA (Incorporated by reference to Exhibit 1 of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)

2       Not Applicable

3  (a)  Principal Underwriting Agreement (Incorporated by reference to
        Exhibit 3(a) of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)
   (b) Selling Agreement (Incorporated by reference to Exhibit 3(b) of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)

4 (a) Form of Annuity Contract (Incorporated by reference to Exhibit 4(a) of the Pre-Effective Amended Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 26, 2007.)
   (b) Form of Annuity Contract Riders (Incorporated by reference to Exhibit 4(b) of the Pre-Effective Amended Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 26, 2007.)
   (c)  Guaranteed minimum accumulation benefit Rider

5 Form Annuity Contract Application (Incorporated by reference to Exhibit 4(c) of the Pre-Effective Amended Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 26, 2007.)

6  (a)  Articles of Incorporation of Fidelity and Guaranty Life Insurance
        Company (Incorporated by reference to Exhibit 6(a) of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)
   (b)  Bylaws of Fidelity and Guaranty Life Insurance Company
        (Incorporated by reference to Exhibit 6(b) of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)

7       N/A

8 Participation Agreements (Incorporated by reference to Exhibit 8 of the Pre-Effective Amendment #1 to the Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-142420, filed on September 26, 2007.)
   (a)  Alliance Bernstein
   (b)  American Century
   (c)  Franklin Templeton
   (d)  Legg Mason
   (e)  Morgan Stanley
   (f)  Neuberger Berman
   (g)  Old Mutual Capital
   (h)  PIMCO
   (i)  Pioneer
   (j)  Royce
   (k)  Rydex (form of)
   (l)  T. Rowe Price
   (m)  Third Avenue
   (n)  Van Kampen
   (o)  XTF (form of)

9      Legal Opinion and Consent

10      Consent of Independent Registered Public Accounting Firm

11      No Financial Statements will be omitted from Item 23.

12      N/A

13      N/A


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

DIRECTORS AND SENIOR OFFICERS OF OM FINANCIAL LIFE INSURANCE COMPANY

NAME, AND PRINCIPAL           POSITION AND OFFICES WITH OM FINANCIAL LIFE
BUSINESS ADDRESS              INSURANCE (YEARS AS AN OFFICER OF THE COMPANY)
-------------------------     --------------------------------------------------
JOHN P. CLIFFORD (1)          Director, Chairman and President (2001 - Present)
BRUCE G. PARKER, JR.(2)       Director, Chief Executive Officer (2003 - Present)
VICTOR LUMBY (1)              Director, Senior Vice President, Chief Operating
                              Officer (2005 - present)
ERIC L. MARHOUN (1)           Director, Senior Vice President, General Counsel,
                              Secretary (2007-Present)
RICHARD J. POLLARD (1)        Director, Senior Vice President, Chief Actuary
RICHARD PRETTY (2)            Director, Senior Vice President, Illustration
                              Actuary (2007-Present)
WILLIAM ROTHENBACH (1)        Director
DAVID H. SMITH  (1)           Director, Senior Vice President (2007-Present)
BARRY WARD, (1)               Director, Senior Vice President, Chief Financial
                              Officer, Chief Accounting Officer (2006-Present)
ALAN M. HARRINGTON (2)        Senior Vice President, VA Distribution
                              (2007 - present)
JEFFREY L. LOBO (3)           Senior Vice President, Chief Investment Officer,
                              (2007-Present)
JOHN A. PHELPS (2)            Senior Vice President, Life/Annuity Distribution
                              (2007 - present)
JOHN R. APRILL (1)            Vice President, Appointed Actuary (2007-Present)
GEORGE NICHOLSON (1)          Vice President, Controller (2007-Present)
CRAIG A. NYMAN (1)            Vice President, Treasurer (2007-Present)

(1) Business Address:  1001 Fleet Street, Baltimore, Maryland 21202
(2) Business Address:  1117 Perimeter Center West, Atlanta, Georgia 30338
(3) Business Address:  Old Mutual Asset Management, 200 Clarendon Street,
                       53rd Floor, Boston, MA 02116

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The assets of the Registrant, under state law, are assets of OM Financial Life Insurance Company.

The discussion that follows summarizes the chain of ownership of Registrant and all subsidiaries and affiliates under common Old Mutual U.S. Life Holdings, Inc. (OMUSLH) management. OMUSLH's sister company, Old Mutual Asset Management, has over thirty additional subsidiaries under its separate management that are not listed here. Old Mutual plc has hundreds of global subsidiaries in addition to those listed below that are not listed here.

Old Mutual plc (England) 100%.........................................public company listed on the London
                                                                      Stock Exchange
  Old Mutual (US) Holdings Inc. (Delaware) 100%.......................holding company

      Old Mutual Asset Management, Inc. (Delaware) 100%...............asset management, investment advisory
                                                                      and mutual fund
                                                                      company.
      Old Mutual U.S. Life Holdings, Inc. (Delaware) 100%.............holding company

      Old Mutual Business Services, Inc. (Delaware) 100%..............contracting company
      OM FINANCIAL LIFE INSURANCE COMPANY (Maryland) 100%.............life/annuity insurer

           OM Financial Life Insurance Company of New York (NY) 100%..life/annuity insurer
           Fidelity and Guaranty Assignment, LLC (Maryland) 100%......structured settlement assignment company
           F&G Brokerage, Inc. (Maryland) 100%........................dormant shell
           Old Mutual Financial Network Securities, Inc.
               (Maryland) 100%........................................broker dealer

ITEM 27. NUMBER OF CONTRACT OWNERS

     Solicitation of Beacon Advisor contracts has not commenced, so no contracts have been sold as of the date of this registration statement.

ITEM 28. INDEMNIFICATION

OM Financial Life Insurance Company's by-laws provide as follows:

Indemnification

Section 1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of another corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, to the fullest extent and under the circumstances permitted by the Annotated Code Of Maryland, Section 2-418 or any other applicable Maryland statutory or decisional law, as amended or interpreted. Such indemnification (unless otherwise ordered by a Court) shall be made as authorized in a specific case under determination that applicable standards of conduct set forth in the Annotated Code of Maryland or any other applicable Maryland statutory or decisional law, as amended or interpreted. Such determination shall be made (1) by the board of directors by a majority vote of a quorum consisting of directors who were not and are not parties to or threatened with any such action, suit or proceeding, or (2) if such a quorum is not attainable, or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel, or (3) by the shareholders, or (4) by the Court in which such action, suit or proceeding was brought.

Section 2. OTHER RIGHTS. The foregoing right of indemnification shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation, these Bylaws, any agreement, vote of shareholders or disinterested directors or otherwise and shall continue as to a person who has ceased to be director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 3. ADVANCE PAYMENT OF EXPENSES. The corporation may pay expenses, including attorney's fees, incurred in defending any action, suit or proceeding referred to in Section 1 of this Article, in advance of the final disposition of such action, suit or proceeding as authorized by the directors in the specific case, upon receipt of an undertaking by or on behalf of the director or officer to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this Article.

Section 4. INSURANCE. The corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, trustee, officer or employee of another corporation, domestic or foreign, non profit or for profit, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or rising out of the status as such, whether or not the corporation would have the power to indemnify him against such liability under this Article.

Section 5.  COMPLIANCE WITH FEDERAL SECURITIES LAW
Insofar as indemnification or insurance benefits for liability arising under the Securities Act of 1933 and Section 17 of the 1940 Act may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification and insurance benefits is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification or insurance benefits against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification or insurance benefits by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

     Old Mutual Financial Network Securities, Inc., a controlled subsidiary of OM Financial Life Insurance Company, acts as principal underwriter for variable annuity contracts issued through Old Mutual Financial Network Separate Account VA.

DIRECTORS AND OFFICERS OF OLD MUTUAL FINANCIAL NETWORK SECURITIES, INC.

NAME AND PRINCIPAL                 POSITION WITH OLD MUTUAL FINANCIAL NETWORK
BUSINESS ADDRESS                   SECURITIES, INC.
--------------------------------   ------------------------------------------
Bruce G. Parker, Jr. (1)           Director, Chairman
Alan M. Harrington (1)             Director, Chief Executive Officer and
                                   President
Narcisso M. Almeida(1)             Director, Vice President - Operations
Kenneth W. Reitz (2)               Director, Secretary, Vice President - Chief
                                   Compliance Officer
John P. Clifford (2)               Director
Todd Bareika (2)                   Vice President, Chief Financial Officer
Pat Ferrer (1)                     Vice President - VA Distribution
Richard Pretty (1)                 Vice President

(1) Business Address:  1117 Perimeter Center West, Atlanta, Georgia 30338
(2) Business Address:  1001 Fleet Street, Baltimore, Maryland 21202

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 1001 Fleet Street, Baltimore, MD and the offices of its third party administrator at 6425 Powers Ferry Road, Atlanta, Georgia 30339.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

   (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

   (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

REPRESENTATION

OM Financial Life Insurance Company hereby represents that the fees and charges deducted under the individual deferred variable annuity contract described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Old Mutual Financial Network Separate Account VA, certifies that it has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Baltimore and the State of Maryland, on March 5, 2008.

                    OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA, REGISTRANT
                                  OM FINANCIAL LIFE INSURANCE COMPANY, DEPOSITOR

                                                       By:  /s/ John P. Clifford
                                                          ----------------------
                                                                        Chairman


        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on March 5, 2008.


SIGNATURE                      TITLE
---------------------------    --------------------------------------------
/S/  JOHN P. CLIFFORD          Director, Chairman, President

/S/  BRUCE G. PARKER, JR       Director, Chief Executive Officer

/S/  VICTOR LUMBY              Director, Senior Vice President, Chief Operations
                               Officer

/S/  ERIC L. MARHOUN           Director, Senior Vice President, General Counsel,
                               Secretary

/S/  RICHARD J. POLLARD        Director, Senior Vice President, Chief Actuary

/S/  RICHARD PRETTY            Director, Senior Vice President, Illustration
                               Actuary

/S/  WILLIAM ROTHENBACH        Director

/S/  DAVID H. SMITH            Director, Senior Vice President

/S/  BARRY WARD                Director, Senior Vice President, Chief Financial
                               Officer and Chief Accounting Officer

/S/  GEORGE  C. NICHOLSON      Vice President, Controller


All Directors' business address is 1001 Fleet St., Baltimore, MD 21202, except Bruce Parker's and Richard Pretty's business address is Old Mutual Financial Network, 1117 Perimeter Center West - Suite 212, Atlanta, Georgia 30338.

                                INDEX TO EXHIBITS
Exhibit #

4      (c)  Guaranteed Minimum Accumulation Benefit Rider
9           Legal Opinion and Consent
10          Consent of Independent Registered Public Accounting Firm